Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000008867 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Class NAV
Trading Symbol	JHBCDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class NAV/JHBCDX)	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
Net Assets	$ 5,511,243,739
Holdings Count | Holding	63
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,511,243,739
Total number of portfolio holdings	63
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.4%
Microsoft Corp.	10.3%
Apple, Inc.	9.4%
Amazon.com, Inc.	6.3%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.8%
Carvana Company	3.5%
Eli Lilly & Company	3.3%
Visa, Inc., Class A	2.9%

Sector Composition
Information technology	46.6%
Consumer discretionary	15.9%
Communication services	15.7%
Financials	8.4%
Health care	7.0%
Industrials	3.9%
Consumer staples	0.9%
Materials	0.8%
Utilities	0.5%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.4%
Microsoft Corp.	10.3%
Apple, Inc.	9.4%
Amazon.com, Inc.	6.3%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.8%
Carvana Company	3.5%
Eli Lilly & Company	3.3%
Visa, Inc., Class A	2.9%

C000153948 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Class C
Trading Symbol	JBGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class C/JBGCX)	$89	1.82%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.82%
Net Assets	$ 5,511,243,739
Holdings Count | Holding	63
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,511,243,739
Total number of portfolio holdings	63
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.4%
Microsoft Corp.	10.3%
Apple, Inc.	9.4%
Amazon.com, Inc.	6.3%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.8%
Carvana Company	3.5%
Eli Lilly & Company	3.3%
Visa, Inc., Class A	2.9%

Sector Composition
Information technology	46.6%
Consumer discretionary	15.9%
Communication services	15.7%
Financials	8.4%
Health care	7.0%
Industrials	3.9%
Consumer staples	0.9%
Materials	0.8%
Utilities	0.5%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.4%
Microsoft Corp.	10.3%
Apple, Inc.	9.4%
Amazon.com, Inc.	6.3%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.8%
Carvana Company	3.5%
Eli Lilly & Company	3.3%
Visa, Inc., Class A	2.9%

C000153947 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Class A
Trading Symbol	JBGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class A/JBGAX)	$55	1.12%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.12%
Net Assets	$ 5,511,243,739
Holdings Count | Holding	63
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,511,243,739
Total number of portfolio holdings	63
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.4%
Microsoft Corp.	10.3%
Apple, Inc.	9.4%
Amazon.com, Inc.	6.3%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.8%
Carvana Company	3.5%
Eli Lilly & Company	3.3%
Visa, Inc., Class A	2.9%

Sector Composition
Information technology	46.6%
Consumer discretionary	15.9%
Communication services	15.7%
Financials	8.4%
Health care	7.0%
Industrials	3.9%
Consumer staples	0.9%
Materials	0.8%
Utilities	0.5%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.4%
Microsoft Corp.	10.3%
Apple, Inc.	9.4%
Amazon.com, Inc.	6.3%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.8%
Carvana Company	3.5%
Eli Lilly & Company	3.3%
Visa, Inc., Class A	2.9%

C000008868 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Class 1
Trading Symbol	JIBCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class 1/JIBCX)	$37	0.76%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%
Net Assets	$ 5,511,243,739
Holdings Count | Holding	63
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,511,243,739
Total number of portfolio holdings	63
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.4%
Microsoft Corp.	10.3%
Apple, Inc.	9.4%
Amazon.com, Inc.	6.3%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.8%
Carvana Company	3.5%
Eli Lilly & Company	3.3%
Visa, Inc., Class A	2.9%

Sector Composition
Information technology	46.6%
Consumer discretionary	15.9%
Communication services	15.7%
Financials	8.4%
Health care	7.0%
Industrials	3.9%
Consumer staples	0.9%
Materials	0.8%
Utilities	0.5%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.4%
Microsoft Corp.	10.3%
Apple, Inc.	9.4%
Amazon.com, Inc.	6.3%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.8%
Carvana Company	3.5%
Eli Lilly & Company	3.3%
Visa, Inc., Class A	2.9%

C000009189 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class 1
Trading Symbol	JIREX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class 1/JIREX)	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 231,361,862
Holdings Count | Holding	37
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$231,361,862
Total number of portfolio holdings	37
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	13.4%
Prologis, Inc.	12.3%
Equinix, Inc.	9.2%
Simon Property Group, Inc.	6.9%
WP Carey, Inc.	4.8%
Public Storage	4.0%
Sun Communities, Inc.	3.5%
Digital Realty Trust, Inc.	2.9%
Essex Property Trust, Inc.	2.9%
Mid-America Apartment Communities, Inc.	2.9%

Industry Composition
Health care REITs	20.8%
Specialized REITs	19.6%
Industrial REITs	16.2%
Retail REITs	14.5%
Residential REITs	12.1%
Diversified REITs	8.4%
Hotels, restaurants and leisure	2.7%
Health care providers and services	1.8%
Hotel and resort REITs	1.5%
Office REITs	1.2%
IT services	0.4%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	13.4%
Prologis, Inc.	12.3%
Equinix, Inc.	9.2%
Simon Property Group, Inc.	6.9%
WP Carey, Inc.	4.8%
Public Storage	4.0%
Sun Communities, Inc.	3.5%
Digital Realty Trust, Inc.	2.9%
Essex Property Trust, Inc.	2.9%
Mid-America Apartment Communities, Inc.	2.9%

C000223234 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class A
Trading Symbol	JYEBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class A/JYEBX)	$60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Net Assets	$ 231,361,862
Holdings Count | Holding	37
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$231,361,862
Total number of portfolio holdings	37
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	13.4%
Prologis, Inc.	12.3%
Equinix, Inc.	9.2%
Simon Property Group, Inc.	6.9%
WP Carey, Inc.	4.8%
Public Storage	4.0%
Sun Communities, Inc.	3.5%
Digital Realty Trust, Inc.	2.9%
Essex Property Trust, Inc.	2.9%
Mid-America Apartment Communities, Inc.	2.9%

Industry Composition
Health care REITs	20.8%
Specialized REITs	19.6%
Industrial REITs	16.2%
Retail REITs	14.5%
Residential REITs	12.1%
Diversified REITs	8.4%
Hotels, restaurants and leisure	2.7%
Health care providers and services	1.8%
Hotel and resort REITs	1.5%
Office REITs	1.2%
IT services	0.4%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	13.4%
Prologis, Inc.	12.3%
Equinix, Inc.	9.2%
Simon Property Group, Inc.	6.9%
WP Carey, Inc.	4.8%
Public Storage	4.0%
Sun Communities, Inc.	3.5%
Digital Realty Trust, Inc.	2.9%
Essex Property Trust, Inc.	2.9%
Mid-America Apartment Communities, Inc.	2.9%

C000223235 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class C
Trading Symbol	JABFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class C/JABFX)	$99	1.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.90%
Net Assets	$ 231,361,862
Holdings Count | Holding	37
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$231,361,862
Total number of portfolio holdings	37
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	13.4%
Prologis, Inc.	12.3%
Equinix, Inc.	9.2%
Simon Property Group, Inc.	6.9%
WP Carey, Inc.	4.8%
Public Storage	4.0%
Sun Communities, Inc.	3.5%
Digital Realty Trust, Inc.	2.9%
Essex Property Trust, Inc.	2.9%
Mid-America Apartment Communities, Inc.	2.9%

Industry Composition
Health care REITs	20.8%
Specialized REITs	19.6%
Industrial REITs	16.2%
Retail REITs	14.5%
Residential REITs	12.1%
Diversified REITs	8.4%
Hotels, restaurants and leisure	2.7%
Health care providers and services	1.8%
Hotel and resort REITs	1.5%
Office REITs	1.2%
IT services	0.4%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	13.4%
Prologis, Inc.	12.3%
Equinix, Inc.	9.2%
Simon Property Group, Inc.	6.9%
WP Carey, Inc.	4.8%
Public Storage	4.0%
Sun Communities, Inc.	3.5%
Digital Realty Trust, Inc.	2.9%
Essex Property Trust, Inc.	2.9%
Mid-America Apartment Communities, Inc.	2.9%

C000223236 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class I
Trading Symbol	JABGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class I/JABGX)	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 231,361,862
Holdings Count | Holding	37
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$231,361,862
Total number of portfolio holdings	37
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	13.4%
Prologis, Inc.	12.3%
Equinix, Inc.	9.2%
Simon Property Group, Inc.	6.9%
WP Carey, Inc.	4.8%
Public Storage	4.0%
Sun Communities, Inc.	3.5%
Digital Realty Trust, Inc.	2.9%
Essex Property Trust, Inc.	2.9%
Mid-America Apartment Communities, Inc.	2.9%

Industry Composition
Health care REITs	20.8%
Specialized REITs	19.6%
Industrial REITs	16.2%
Retail REITs	14.5%
Residential REITs	12.1%
Diversified REITs	8.4%
Hotels, restaurants and leisure	2.7%
Health care providers and services	1.8%
Hotel and resort REITs	1.5%
Office REITs	1.2%
IT services	0.4%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	13.4%
Prologis, Inc.	12.3%
Equinix, Inc.	9.2%
Simon Property Group, Inc.	6.9%
WP Carey, Inc.	4.8%
Public Storage	4.0%
Sun Communities, Inc.	3.5%
Digital Realty Trust, Inc.	2.9%
Essex Property Trust, Inc.	2.9%
Mid-America Apartment Communities, Inc.	2.9%

C000223233 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	JABIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class R6/JABIX)	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 231,361,862
Holdings Count | Holding	37
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$231,361,862
Total number of portfolio holdings	37
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	13.4%
Prologis, Inc.	12.3%
Equinix, Inc.	9.2%
Simon Property Group, Inc.	6.9%
WP Carey, Inc.	4.8%
Public Storage	4.0%
Sun Communities, Inc.	3.5%
Digital Realty Trust, Inc.	2.9%
Essex Property Trust, Inc.	2.9%
Mid-America Apartment Communities, Inc.	2.9%

Industry Composition
Health care REITs	20.8%
Specialized REITs	19.6%
Industrial REITs	16.2%
Retail REITs	14.5%
Residential REITs	12.1%
Diversified REITs	8.4%
Hotels, restaurants and leisure	2.7%
Health care providers and services	1.8%
Hotel and resort REITs	1.5%
Office REITs	1.2%
IT services	0.4%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	13.4%
Prologis, Inc.	12.3%
Equinix, Inc.	9.2%
Simon Property Group, Inc.	6.9%
WP Carey, Inc.	4.8%
Public Storage	4.0%
Sun Communities, Inc.	3.5%
Digital Realty Trust, Inc.	2.9%
Essex Property Trust, Inc.	2.9%
Mid-America Apartment Communities, Inc.	2.9%

C000199364 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class R6
Trading Symbol	JSJFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class R6/JSJFX)	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 518,285,795
Holdings Count | Holding	59
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$518,285,795
Total number of portfolio holdings	59
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Casey's General Stores, Inc.	3.7%
The Ensign Group, Inc.	3.6%
RBC Bearings, Inc.	3.6%
VSE Corp.	3.4%
Advanced Energy Industries, Inc.	2.9%
SPX Technologies, Inc.	2.9%
Fabrinet	2.8%
Viavi Solutions, Inc.	2.6%
Nova, Ltd.	2.6%
FirstCash Holdings, Inc.	2.6%

Sector Composition
Industrials	31.1%
Information technology	26.9%
Health care	15.9%
Financials	12.9%
Consumer discretionary	3.8%
Consumer staples	3.7%
Materials	1.2%
Communication services	0.7%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Casey's General Stores, Inc.	3.7%
The Ensign Group, Inc.	3.6%
RBC Bearings, Inc.	3.6%
VSE Corp.	3.4%
Advanced Energy Industries, Inc.	2.9%
SPX Technologies, Inc.	2.9%
Fabrinet	2.8%
Viavi Solutions, Inc.	2.6%
Nova, Ltd.	2.6%
FirstCash Holdings, Inc.	2.6%

C000009243 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class NAV)	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 518,285,795
Holdings Count | Holding	59
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$518,285,795
Total number of portfolio holdings	59
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Casey's General Stores, Inc.	3.7%
The Ensign Group, Inc.	3.6%
RBC Bearings, Inc.	3.6%
VSE Corp.	3.4%
Advanced Energy Industries, Inc.	2.9%
SPX Technologies, Inc.	2.9%
Fabrinet	2.8%
Viavi Solutions, Inc.	2.6%
Nova, Ltd.	2.6%
FirstCash Holdings, Inc.	2.6%

Sector Composition
Industrials	31.1%
Information technology	26.9%
Health care	15.9%
Financials	12.9%
Consumer discretionary	3.8%
Consumer staples	3.7%
Materials	1.2%
Communication services	0.7%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Casey's General Stores, Inc.	3.7%
The Ensign Group, Inc.	3.6%
RBC Bearings, Inc.	3.6%
VSE Corp.	3.4%
Advanced Energy Industries, Inc.	2.9%
SPX Technologies, Inc.	2.9%
Fabrinet	2.8%
Viavi Solutions, Inc.	2.6%
Nova, Ltd.	2.6%
FirstCash Holdings, Inc.	2.6%

C000199363 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class I
Trading Symbol	JSJIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class I/JSJIX)	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Net Assets	$ 518,285,795
Holdings Count | Holding	59
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$518,285,795
Total number of portfolio holdings	59
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Casey's General Stores, Inc.	3.7%
The Ensign Group, Inc.	3.6%
RBC Bearings, Inc.	3.6%
VSE Corp.	3.4%
Advanced Energy Industries, Inc.	2.9%
SPX Technologies, Inc.	2.9%
Fabrinet	2.8%
Viavi Solutions, Inc.	2.6%
Nova, Ltd.	2.6%
FirstCash Holdings, Inc.	2.6%

Sector Composition
Industrials	31.1%
Information technology	26.9%
Health care	15.9%
Financials	12.9%
Consumer discretionary	3.8%
Consumer staples	3.7%
Materials	1.2%
Communication services	0.7%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Casey's General Stores, Inc.	3.7%
The Ensign Group, Inc.	3.6%
RBC Bearings, Inc.	3.6%
VSE Corp.	3.4%
Advanced Energy Industries, Inc.	2.9%
SPX Technologies, Inc.	2.9%
Fabrinet	2.8%
Viavi Solutions, Inc.	2.6%
Nova, Ltd.	2.6%
FirstCash Holdings, Inc.	2.6%

C000199366 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class C
Trading Symbol	JSJCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class C/JSJCX)	$99	1.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.93%
Net Assets	$ 518,285,795
Holdings Count | Holding	59
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$518,285,795
Total number of portfolio holdings	59
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Casey's General Stores, Inc.	3.7%
The Ensign Group, Inc.	3.6%
RBC Bearings, Inc.	3.6%
VSE Corp.	3.4%
Advanced Energy Industries, Inc.	2.9%
SPX Technologies, Inc.	2.9%
Fabrinet	2.8%
Viavi Solutions, Inc.	2.6%
Nova, Ltd.	2.6%
FirstCash Holdings, Inc.	2.6%

Sector Composition
Industrials	31.1%
Information technology	26.9%
Health care	15.9%
Financials	12.9%
Consumer discretionary	3.8%
Consumer staples	3.7%
Materials	1.2%
Communication services	0.7%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Casey's General Stores, Inc.	3.7%
The Ensign Group, Inc.	3.6%
RBC Bearings, Inc.	3.6%
VSE Corp.	3.4%
Advanced Energy Industries, Inc.	2.9%
SPX Technologies, Inc.	2.9%
Fabrinet	2.8%
Viavi Solutions, Inc.	2.6%
Nova, Ltd.	2.6%
FirstCash Holdings, Inc.	2.6%

C000199365 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class A
Trading Symbol	JSJAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class A/JSJAX)	$60	1.18%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%
Net Assets	$ 518,285,795
Holdings Count | Holding	59
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$518,285,795
Total number of portfolio holdings	59
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Casey's General Stores, Inc.	3.7%
The Ensign Group, Inc.	3.6%
RBC Bearings, Inc.	3.6%
VSE Corp.	3.4%
Advanced Energy Industries, Inc.	2.9%
SPX Technologies, Inc.	2.9%
Fabrinet	2.8%
Viavi Solutions, Inc.	2.6%
Nova, Ltd.	2.6%
FirstCash Holdings, Inc.	2.6%

Sector Composition
Industrials	31.1%
Information technology	26.9%
Health care	15.9%
Financials	12.9%
Consumer discretionary	3.8%
Consumer staples	3.7%
Materials	1.2%
Communication services	0.7%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Casey's General Stores, Inc.	3.7%
The Ensign Group, Inc.	3.6%
RBC Bearings, Inc.	3.6%
VSE Corp.	3.4%
Advanced Energy Industries, Inc.	2.9%
SPX Technologies, Inc.	2.9%
Fabrinet	2.8%
Viavi Solutions, Inc.	2.6%
Nova, Ltd.	2.6%
FirstCash Holdings, Inc.	2.6%

C000069283 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class A
Trading Symbol	JAAAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class A/JAAAX)	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 1,481,594,481
Holdings Count | Holding	18
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,481,594,481
Total number of portfolio holdings	18
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.9%
Absolute return strategies	43.4%
Alternative investment approaches	10.7%
Alternative markets	3.8%
Unaffiliated investment companies	39.2%
Absolute return strategies	22.0%
Alternative investment approaches	13.9%
Alternative markets	3.3%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000102118 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class C
Trading Symbol	JAACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class C/JAACX)	$75	1.46%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.46%
Net Assets	$ 1,481,594,481
Holdings Count | Holding	18
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,481,594,481
Total number of portfolio holdings	18
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.9%
Absolute return strategies	43.4%
Alternative investment approaches	10.7%
Alternative markets	3.8%
Unaffiliated investment companies	39.2%
Absolute return strategies	22.0%
Alternative investment approaches	13.9%
Alternative markets	3.3%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000098166 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class I
Trading Symbol	JAAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class I/JAAIX)	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 1,481,594,481
Holdings Count | Holding	18
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,481,594,481
Total number of portfolio holdings	18
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.9%
Absolute return strategies	43.4%
Alternative investment approaches	10.7%
Alternative markets	3.8%
Unaffiliated investment companies	39.2%
Absolute return strategies	22.0%
Alternative investment approaches	13.9%
Alternative markets	3.3%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113512 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class R2
Trading Symbol	JAAPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R2/JAAPX)	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 1,481,594,481
Holdings Count | Holding	18
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,481,594,481
Total number of portfolio holdings	18
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.9%
Absolute return strategies	43.4%
Alternative investment approaches	10.7%
Alternative markets	3.8%
Unaffiliated investment companies	39.2%
Absolute return strategies	22.0%
Alternative investment approaches	13.9%
Alternative markets	3.3%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000128529 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class R4
Trading Symbol	JAASX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R4/JAASX)	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 1,481,594,481
Holdings Count | Holding	18
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,481,594,481
Total number of portfolio holdings	18
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.9%
Absolute return strategies	43.4%
Alternative investment approaches	10.7%
Alternative markets	3.8%
Unaffiliated investment companies	39.2%
Absolute return strategies	22.0%
Alternative investment approaches	13.9%
Alternative markets	3.3%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106470 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class R6
Trading Symbol	JAARX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R6/JAARX)	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 1,481,594,481
Holdings Count | Holding	18
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,481,594,481
Total number of portfolio holdings	18
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.9%
Absolute return strategies	43.4%
Alternative investment approaches	10.7%
Alternative markets	3.8%
Unaffiliated investment companies	39.2%
Absolute return strategies	22.0%
Alternative investment approaches	13.9%
Alternative markets	3.3%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.